UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              141

Form 13F Information Table Value Total:              $241,441
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109     4,064    127,000    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101     8,255    214,200    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104     4,040    107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105     4,318    422,500    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301       369     13,000    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103     2,107    130,900    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108         1     11,000    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203       470     16,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106     1,960     49,900    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111       172      6,352    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103     5,812    282,116    SH              SOLE      NONE                   NONE
Cornerstone Realty Income Trus       STOCK  21922V102     3,048    305,400    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105     6,144    336,500    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  22876p109       954     40,000    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103     6,838    154,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505       137      4,000    SH              SOLE      NONE                   NONE
Equity Office Properties Trust       STOCK  294741103       495     17,000    SH              SOLE      NONE                   NONE
Equity Media Holdings Corp           STOCK  294725100     3,310    139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206     4,008     77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    10,005    245,651    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        11      1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101         0        640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105     6,439    179,900    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105     3,888    182,700    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102     9,617    347,050    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109     5,427    196,000    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106     5,917    155,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104     4,172    102,500    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725m107     1,871     58,300    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108     5,942    214,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102     1,486     32,300    SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc            STOCK  44107p104     1,003     58,000    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101     9,419    734,100    SH              SOLE      NONE                   NONE
Kimco Realty Corp                    STOCK  49446r109       696     12,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101     6,578    291,300    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104     2,904     63,100    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108        21      5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103     8,182    198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109     4,444     69,700    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104     2,224     76,200    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102     1,073     53,600    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104     7,745    326,100    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106     7,093    261,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       106      9,000    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    10,430    243,694    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102        36      2,400    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107     4,827    138,300    SH              SOLE      NONE                   NONE
Prime Group Realty Trust             STOCK  74158J103       651    101,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202     5,744    178,100    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       708     14,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621k106     1,568     47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109        51      2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104       176      4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109       388      6,000    SH              SOLE      NONE                   NONE
Sizeler Property Investors Inc       STOCK  830137105     2,077    176,300    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108     3,152     74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103        60      2,000    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101     5,162     82,200    SH              SOLE      NONE                   NONE
U.S. Restaurant Properties           STOCK  902971100     3,513    194,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102     1,662     67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102         0      1,260    SH              SOLE      NONE                   NONE
Vornado Operating Inc                STOCK  92904N103         1        250    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101       886     10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100       933     20,000    SH              SOLE      NONE                   NONE
Rio Tinto Alcan Inc                  STOCK  013716105       152      3,100    SH              SOLE      NONE                   NONE
Alcoa Inc                            STOCK  013817101        82      2,600    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103     1,528     25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101       388     11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109       947     16,800    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101       378      9,800    SH              SOLE      NONE                   NONE
Archer-Daniels-Midland Co            STOCK  039483102       145      6,500    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102       379      9,800    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104     1,072     22,818    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108     1,089     42,500    SH              SOLE      NONE                   NONE
Cadbury PLC                          STOCK  127209302       234      6,200    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105     1,011     12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109     1,387     17,000    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101     1,696     35,200    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100       412      9,900    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103       389      7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103       255     12,400    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104       599     13,700    SH              SOLE      NONE                   NONE
Del Monte Foods Co                   STOCK  24522P103        13      1,161    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106       248      9,800    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206       258      5,000    SH              SOLE      NONE                   NONE
FedEx Corp                           STOCK  31428X106       167      1,700    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103       281      6,900    SH              SOLE      NONE                   NONE
Freescale Semiconductor Inc          STOCK  35687M206        89      4,858    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103       584     16,000    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104       303      6,100    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102       273      6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102       205      7,400    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103       359      9,200    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103     1,518     72,400    SH              SOLE      NONE                   NONE
Hospira Inc                          STOCK  441060100        67      2,000    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101       887      9,000    SH              SOLE      NONE                   NONE
JC Penney Co Inc                     STOCK  708160106       331      8,000    SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                  STOCK  46625H100       525     13,464    SH              SOLE      NONE                   NONE
Kellogg Co                           STOCK  487836108       259      5,800    SH              SOLE      NONE                   NONE
Keycorp                              STOCK  493267108       258      7,600    SH              SOLE      NONE                   NONE
Kimberly-Clark Corp                  STOCK  494368103        53        800    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104        46      1,300    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101       154      8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101       255     11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108       477      8,400    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104       272      5,900    SH              SOLE      NONE                   NONE
Maytag Corp                          STOCK  578592107       466     22,100    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100       727     25,800    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102       882     21,192    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107       848     26,400    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104     1,068     40,000    SH              SOLE      NONE                   NONE
Motorola Inc                         STOCK  620076109       757     44,000    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104       137      4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       105      4,400    SH              SOLE      NONE                   NONE
Neenah Paper Inc                     STOCK  640079109         1         24    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106       268      9,900    SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204     1,254     80,000    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108       188      3,600    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103       909     33,800    SH              SOLE      NONE                   NONE
Piper Jaffray Cos                    STOCK  724078100        10        208    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109       121      2,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202        81      2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104        71      2,800    SH              SOLE      NONE                   NONE
Sara Lee Corp                        STOCK  803111103       345     14,300    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101       334     16,000    SH              SOLE      NONE                   NONE
Travelers Cos Inc/The                STOCK  792860108        11        285    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106       888     17,100    SH              SOLE      NONE                   NONE
Walt Disney Co/The                   STOCK  254687106       139      5,000    SH              SOLE      NONE                   NONE
Time Warner Inc                      STOCK  887317105       206     10,600    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109       681     27,100    SH              SOLE      NONE                   NONE
United Parcel Service Inc            STOCK  911312106       120      1,400    SH              SOLE      NONE                   NONE
US Bancorp                           STOCK  902973304     1,096     35,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104       770     19,000    SH              SOLE      NONE                   NONE
CBS Corp                             STOCK  925524100        52      1,400    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103       681     12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109       460     12,000    SH              SOLE      NONE                   NONE
Waste Management Inc                 STOCK  94106L109       180      6,000    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101       907     14,600    SH              SOLE      NONE                   NONE
Wendy's International Inc            STOCK  950590109        55      1,400    SH              SOLE      NONE                   NONE
WM Wrigley Jr Co                     STOCK  982526105       111      1,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100     1,699     39,900    SH              SOLE      NONE                   cNONE